Segment reporting (Tables)	3 Months Ended
Jan. 31, 2022
Disclosure of operating segments [abstract]
Schedule of geographical areas
The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
Revenues
Three months ended January 31, 2022	1,254,409	2,583,561	3,837,970
Three Months Ended January 31, 2021	950,206	67,034	1,017,240

Non-current assets
Three months ended January 31, 2022	15,228,349	54,262,899	69,491,248
Year ended October 31, 2021	15,476,877	37,922,346	53,399,223